Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Subsequent Event [Line Items]
Preferred Stock par value	$ 0	$ 0
New capital through a private placement	$ 20,000,000
Convertible Preferred Stock Shares Issued Upon Conversion	1,951,220
Private placement of Series D Nonvoting Convertible Preferred Stock
Subsequent Event [Line Items]
Preferred Stock par value	$ 1
Price per share	$ 10.25
First Baldwin Bancshares Inc
Subsequent Event [Line Items]
Subsequent event, amount	$ 3,300,000